Shareholder Report, Holdings (Details) - C000153333	Oct. 31, 2024
74347R842 | ProShares Ultra Russell2000
Holdings [Line Items]
Percent of Net Asset Value	98.40%
31846V328 | First American Treasury Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	1.50%
316175504 | Fidelity Treasury Portfolio, Class I
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Equity
Holdings [Line Items]
Percent of Net Asset Value	98.40%
InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	98.30%
InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	1.70%